STOCKHOLDERS DEFICIT - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 23, 2014	Aug. 27, 2013	May. 31, 2015	May. 31, 2014	Oct. 11, 2013	Dec. 08, 2010
Stockholders' Equity Note Disclosure [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.00001	$ 0.00001		$ 0.00001
Debt Conversion, Original Debt, Amount			$ 0	$ 2,155,000
Senior Secured Note [Member]
Stockholders' Equity Note Disclosure [Line Items]
Debt Instrument, Face Amount					$ 9,000,000
Niobe Ventures Llc [Member] | Senior Secured Note [Member]
Stockholders' Equity Note Disclosure [Line Items]
Debt Conversion, Original Debt, Amount		$ 2,155,000
Debt Instrument, Face Amount		$ 2,000,000	$ 9,000,000
Debt Conversion, Converted Instrument, Shares Issued		9,369,565
Niobe Ventures Llc [Member] | Senior Secured Note [Member] | Common Stock [Member]
Stockholders' Equity Note Disclosure [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		9,369,565
Private Placement
Stockholders' Equity Note Disclosure [Line Items]
Common Stock Of Accredited Investors Shares	471,334
Share Price	$ 6.00
Proceeds from Issuance of Private Placement	$ 2,828,000
Payments of Stock Issuance Costs	$ 46,397